American Funds Corporate Bond Fund® Summary prospectus August 1, 2021 (as supplemented May 1, 2022)

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	BFCAX	BFCCX	TFBBX	BFCFX	BFCGX	CFBFX	COBAX	COBCX	COBEX	TABBX	COBFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FFBBX	FBCDX	RCBAX	RCBBX	RCBGX	RCBCX	RCBDX	RCBHX	RCBEX	RCBFX

Investment objective The fund’s investment objective is to seek to provide maximum total return consistent with capital preservation and prudent risk management.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 37 of the prospectus and on page 80 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated August 1, 2021 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses	0.17	0.16	0.19	0.18	0.17	0.07	0.22
Total annual fund operating expenses	0.72	1.41	0.69	0.68	0.42	0.32	0.70
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.71	1.40	0.68	0.67	0.41	0.31	0.69

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.22	0.16	0.24	0.21	0.19	0.13	0.14
Total annual fund operating expenses	1.47	0.91	0.74	0.71	0.44	0.38	1.39
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	1.46	0.90	0.73	0.70	0.43	0.37	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.28	0.21	0.16	0.24	0.13	0.07
Total annual fund operating expenses	1.38	1.13	0.96	0.66	0.49	0.38	0.32
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	1.37	1.12	0.95	0.65	0.48	0.37	0.31
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Restated to reflect current fees.
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

1     American Funds Corporate Bond Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$445	$243	$318	$68	$42	$32	$418	$249	$92	$323	$72	$44	$38	$140
3 years	596	445	464	217	134	102	565	464	289	480	226	140	121	439
5 years	760	770	624	378	234	179	725	802	503	650	394	245	212	760
10 years	1,235	1,502	1,086	846	529	405	1,189	1,265	1,119	1,145	882	554	479	1,668

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$139	$114	$97	$66	$49	$38	$32		1 year	$143	$149
3 years	436	358	305	210	156	121	102		3 years	445	464
5 years	754	621	530	367	273	212	179		5 years	770	802
10 years	1,657	1,374	1,177	822	615	479	405		10 years	1,502	1,265

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 146% of the average value of its portfolio.

American Funds Corporate Bond Fund / Summary prospectus     2

Principal investment strategies The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in investment-grade corporate debt securities, such as bonds. Normally, at least 80% of the fund’s assets will be invested in corporate debt securities, which may be represented by derivatives. The fund will also normally invest all of its assets in debt instruments, including bonds, mortgage- and other asset-backed securities, cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and certain derivative instruments, with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or in debt instruments that are unrated but determined at the time of purchase to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization.

The fund may invest significantly in debt securities issued by companies domiciled outside the United States, including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

3     American Funds Corporate Bond Fund / Summary prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit

American Funds Corporate Bond Fund / Summary prospectus     4

quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and

5     American Funds Corporate Bond Fund / Summary prospectus

dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Corporate Bond Fund / Summary prospectus     6

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Corporate Debt Funds BBB-Rated Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper Corporate Debt Funds A-Rated Average also includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

7     American Funds Corporate Bond Fund / Summary prospectus

Average annual total returns For the periods ended December 31, 2020 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A − Before taxes	12/14/2012	8.80%	6.33%	4.84%
− After taxes on distributions		7.02	4.91	3.43
− After taxes on distributions and sale of fund shares		5.34	4.27	3.09

Share classes (before taxes)	Inception date	1 year	Lifetime
C	7/29/2016	11.25%	4.95%
F-1	7/29/2016	13.08	5.78
F-2	7/29/2016	13.38	6.00
F-3	1/27/2017	13.48	7.67
529-A (with maximum sales charge)	7/29/2016	9.09	4.83
529-C	7/29/2016	11.19	4.90
529-E	7/29/2016	12.82	5.50
529-F-1	7/29/2016	13.30	5.94
R-1	7/29/2016	12.33	5.20
R-2	7/29/2016	12.30	5.08
R-2E	7/29/2016	12.60	5.51
R-3	7/29/2016	12.76	5.49
R-4	7/29/2016	13.09	5.77
R-5E	7/29/2016	13.30	6.00
R-5	7/29/2016	13.43	6.04
R-6	7/29/2016	13.48	6.06

Indexes	1 year	5 years	Lifetime (from Class A inception)
Bloomberg Barclays U.S. Corporate Investment Grade Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	9.89%	6.74%	4.80%
Lipper Corporate Debt Funds BBB-Rated Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.07	6.45	4.56
Lipper Corporate Debt Funds A-Rated Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	9.65	5.72	4.09
Class A annualized 30-day yield at May 31, 2021: 1.25% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Corporate Bond Fund / Summary prospectus     8

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Scott Sykes President	4 years	Partner – Capital Fixed Income Investors
Karen Choi Senior Vice President	2 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

9     American Funds Corporate Bond Fund / Summary prospectus

Notes

American Funds Corporate Bond Fund / Summary prospectus     10

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/prospectus.
MFGEIPX-032-0821P Litho in USA CGD/CF/10236 Investment Company File No. 811-22744

Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage FundSM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond FundSM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses	0.17	0.16	0.19	0.18	0.17	0.07	0.22
Total annual fund operating expenses	0.72	1.41	0.69	0.68	0.42	0.32	0.70
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.71	1.40	0.68	0.67	0.41	0.31	0.69

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.22	0.16	0.24	0.21	0.19	0.13	0.14
Total annual fund operating expenses	1.47	0.91	0.74	0.71	0.44	0.38	1.39
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	1.46	0.90	0.73	0.70	0.43	0.37	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.28	0.21	0.16	0.24	0.13	0.07
Total annual fund operating expenses	1.38	1.13	0.96	0.66	0.49	0.38	0.32
Expense reimbursement[3]	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	1.37	1.12	0.95	0.65	0.48	0.37	0.31

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$445	$243	$318	$68	$42	$32	$418	$249	$92	$323	$72	$44	$38	$140
3 years	596	445	464	217	134	102	565	464	289	480	226	140	121	439
5 years	760	770	624	378	234	179	725	802	503	650	394	245	212	760
10 years	1,235	1,502	1,086	846	529	405	1,189	1,265	1,119	1,145	882	554	479	1,668

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$139	$114	$97	$66	$49	$38	$32		1 year	$143	$149
3 years	436	358	305	210	156	121	102		3 years	445	464
5 years	754	621	530	367	273	212	179		5 years	770	802
10 years	1,657	1,374	1,177	822	615	479	405		10 years	1,502	1,265

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.26	1.00	0.25	0.25	none	none	0.24
Other expenses	0.26	0.26	0.28	0.25	0.22	0.12	0.31
Total annual fund operating expenses	1.17	1.91	1.18	1.15	0.87	0.77	1.20

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.31	0.21	0.32	0.30	0.23	0.21	0.20
Total annual fund operating expenses	1.96	1.36	1.22	1.20	0.88	0.86	1.85
Expense reimbursement	—	—	—	—	—	0.03[2]	—
Total annual fund operating expenses after expense reimbursement	1.96	1.36	1.22	1.20	0.88	0.83	1.85

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.65%	0.65	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.46	0.32	0.26	0.21	0.27	0.17	0.12
Total annual fund operating expenses	1.86	1.57	1.41	1.11	0.92	0.82	0.77

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$687	$294	$367	$117	$89	$79	$468	$299	$138	$371	$122	$90	$85	$188
3 years	925	600	615	365	278	246	718	615	431	628	381	281	271	582
5 years	1,182	1,032	883	633	482	428	987	1,057	745	904	660	488	474	1,001
10 years	1,914	2,040	1,646	1,398	1,073	954	1,754	1,823	1,635	1,690	1,455	1,084	1,058	2,169

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$189	$160	$144	$113	$94	$84	$79		1 year	$194	$199
3 years	585	496	446	353	293	262	246		3 years	600	615
5 years	1,006	855	771	612	509	455	428		5 years	1,032	1,057
10 years	2,180	1,867	1,691	1,352	1,131	1,014	954		10 years	2,040	1,823

American Funds Global Insight Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.25
Other expenses	0.14	0.14	0.16	0.16	0.14	0.05	0.18
Total annual fund operating expenses	0.85	1.55	0.82	0.82	0.55	0.46	0.84

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.18	0.16	0.20	0.21	0.19	0.15	0.21
Total annual fund operating expenses	1.59	1.07	0.86	0.87	0.60	0.56	1.62
Expense reimbursement	—	—	—	—	—	0.05[3]	—
Total annual fund operating expenses after expense reimbursement	1.59	1.07	0.86	0.87	0.60	0.51	1.62

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.32	0.23	0.16	0.15	0.21	0.10	0.05
Total annual fund operating expenses	1.48	1.24	1.07	0.81	0.62	0.51	0.46
Expense reimbursement	—	0.01[3]	—	0.02[3]	0.03[3]	0.03[3]	—
Total annual fund operating expenses after expense reimbursement	1.48	1.23	1.07	0.79	0.59	0.48	0.46

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$657	$258	$332	$84	$56	$47	$433	$262	$109	$336	$89	$61	$52	$165
3 years	831	490	505	262	176	148	609	502	340	518	278	192	174	511
5 years	1,019	845	694	455	307	258	800	866	590	715	482	335	308	881
10 years	1,564	1,657	1,238	1,014	689	579	1,351	1,417	1,306	1,284	1,073	750	697	1,922

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$151	$125	$109	$81	$60	$49	$47		1 year	$158	$162
3 years	468	392	340	257	196	161	148		3 years	490	502
5 years	808	680	590	448	343	282	258		5 years	845	866
10 years	1,768	1,499	1,306	1,000	771	638	579		10 years	1,657	1,417

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses	0.12	0.11	0.14	0.16	0.14	0.05	0.17
Total annual fund operating expenses	0.67	1.36	0.64	0.66	0.39	0.30	0.65

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.17	0.13	0.19	0.21	0.16	0.14	0.20
Total annual fund operating expenses	1.42	0.88	0.69	0.71	0.41	0.39	1.45
Expense reimbursement	—	—	—	—	—	0.04[2]	—
Total annual fund operating expenses after expense reimbursement	1.42	0.88	0.69	0.71	0.41	0.35	1.45

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.35	0.25	0.19	0.13	0.19	0.09	0.05
Total annual fund operating expenses	1.35	1.10	0.94	0.63	0.44	0.34	0.30

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$317	$238	$314	$67	$40	$31	$315	$245	$90	$319	$73	$42	$36	$148
3 years	459	431	450	211	125	97	453	449	281	465	227	132	121	459
5 years	614	745	598	368	219	169	603	776	488	625	395	230	215	792
10 years	1,064	1,446	1,028	822	493	381	1,040	1,208	1,084	1,087	883	518	489	1,735

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$112	$96	$64	$45	$35	$31		1 year	$138	$145
3 years	428	350	300	202	141	109	97		3 years	431	449
5 years	739	606	520	351	246	191	169		5 years	745	776
10 years	1,624	1,340	1,155	786	555	431	381		10 years	1,446	1,208

American Funds International Vantage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.25
Other expenses	0.22	0.22	0.23	0.21	0.20	0.11	0.27
Total annual fund operating expenses	1.00	1.70	0.96	0.94	0.68	0.59	1.00
Expense reimbursement[2]	0.03	0.03	0.03	0.03	0.03	0.06	0.03
Total annual fund operating expenses after expense reimbursement	0.97	1.67	0.93	0.91	0.65	0.53	0.97

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.26	0.23	0.28	0.27	0.25	0.20	0.21
Total annual fund operating expenses	1.74	1.21	1.01	1.00	0.73	0.68	1.69
Expense reimbursement[2]	0.03	0.03	0.03	0.03	0.03	0.08	0.04
Total annual fund operating expenses after expense reimbursement	1.71	1.18	0.98	0.97	0.70	0.60	1.65

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.42	0.31	0.25	0.19	0.27	0.15	0.11
Total annual fund operating expenses	1.65	1.39	1.23	0.92	0.75	0.63	0.59
Expense reimbursement[2]	0.03	0.03	0.04	0.04	0.07	0.06	0.06
Total annual fund operating expenses after expense reimbursement	1.62	1.36	1.19	0.88	0.68	0.57	0.53

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$668	$270	$343	$93	$66	$54	$445	$274	$120	$347	$99	$72	$61	$168
3 years	872	533	545	297	215	183	654	545	381	561	315	230	210	529
5 years	1,093	920	765	517	376	323	880	941	662	791	550	403	371	914
10 years	1,727	1,820	1,396	1,152	844	732	1,529	1,590	1,463	1,453	1,222	904	839	1,994

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$165	$138	$121	$90	$69	$58	$54		1 year	$170	$174
3 years	517	437	386	289	233	196	183		3 years	533	545
5 years	894	758	672	505	410	345	323		5 years	920	941
10 years	1,952	1,666	1,485	1,128	924	781	732		10 years	1,820	1,590

American Funds Mortgage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.23
Other expenses	0.19	0.19	0.22	0.17	0.15	0.04	0.23
Total annual fund operating expenses	0.62	1.37	0.65	0.60	0.33	0.22	0.64

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.24	0.18	0.26	0.22	0.24	0.17	0.21
Total annual fund operating expenses	1.42	0.86	0.69	0.65	0.42	0.35	1.39
Expense reimbursement	—	—	—	—	—	0.07[2]	—
Total annual fund operating expenses after expense reimbursement	1.42	0.86	0.69	0.65	0.42	0.28	1.39

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.18	0.18	0.18	0.18	0.18	0.18	0.18
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.40	0.31	0.24	0.14	0.21	0.10	0.04
Total annual fund operating expenses	1.33	1.09	0.92	0.57	0.39	0.28	0.22
Expense reimbursement	—	0.05[2]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.33	1.04	0.92	0.57	0.39	0.28	0.22

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$436	$239	$315	$61	$34	$23	$413	$245	$88	$319	$66	$43	$29	$142
3 years	566	434	453	192	106	71	548	449	274	465	208	135	105	440
5 years	708	750	603	335	185	124	694	776	477	625	362	235	189	761
10 years	1,120	1,441	1,040	750	418	280	1,120	1,202	1,061	1,087	810	530	436	1,669

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$135	$106	$94	$58	$40	$29	$23		1 year	$139	$145
3 years	421	342	293	183	125	90	71		3 years	434	449
5 years	729	596	509	318	219	157	124		5 years	750	776
10 years	1,601	1,324	1,131	714	493	356	280		10 years	1,441	1,202

American Funds Multi-Sector Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.22
Other expenses	0.10	0.10	0.16	0.16	0.14	0.06	0.16
Total annual fund operating expenses	0.73	1.43	0.74	0.74	0.47	0.39	0.71

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.16	0.13	0.21	0.21	0.19	0.14	0.16
Total annual fund operating expenses	1.49	0.96	0.79	0.79	0.52	0.47	1.49
Expense reimbursement	—	—	—	—	—	0.02[3]	—
Total annual fund operating expenses after expense reimbursement	1.49	0.96	0.79	0.79	0.52	0.45	1.49

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.40	0.26	0.21	0.16	0.19	0.10	0.06
Total annual fund operating expenses	1.48	1.19	1.04	0.74	0.52	0.43	0.39

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$447	$246	$324	$76	$48	$40	$420	$252	$98	$329	$81	$53	$46	$152
3 years	600	452	481	237	151	125	569	471	306	496	252	167	149	471
5 years	766	782	651	411	263	219	731	813	531	678	439	291	261	813
10 years	1,247	1,522	1,145	918	591	493	1,202	1,283	1,178	1,203	978	653	590	1,779

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$151	$121	$106	$76	$53	$44	$40		1 year	$146	$152
3 years	468	378	331	237	167	138	125		3 years	452	471
5 years	808	654	574	411	291	241	219		5 years	782	813
10 years	1,768	1,443	1,271	918	653	542	493		10 years	1,522	1,283

American Funds Strategic Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.24
Other expenses	0.13	0.13	0.14	0.16	0.15	0.04	0.18
Total annual fund operating expenses	0.71	1.41	0.67	0.69	0.43	0.32	0.70

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.18	0.13	0.20	0.21	0.15	0.12	0.11
Total annual fund operating expenses	1.46	0.91	0.73	0.74	0.43	0.40	1.39
Expense reimbursement	—	—	—	—	—	0.02[3]	—
Total annual fund operating expenses after expense reimbursement	1.46	0.91	0.73	0.74	0.43	0.38	1.39

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.32	0.24	0.17	0.12	0.19	0.08	0.04
Total annual fund operating expenses	1.35	1.12	0.95	0.65	0.47	0.36	0.32

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$445	$244	$317	$70	$44	$33	$419	$249	$93	$323	$76	$44	$39	$142
3 years	594	446	459	221	138	103	566	462	290	478	237	138	126	440
5 years	755	771	614	384	241	180	726	797	504	646	411	241	222	761
10 years	1,224	1,500	1,064	859	542	406	1,190	1,261	1,120	1,134	918	542	503	1,669

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$114	$97	$66	$48	$37	$33		1 year	$144	$149
3 years	428	356	303	208	151	116	103		3 years	446	462
5 years	739	617	525	362	263	202	180		5 years	771	797
10 years	1,624	1,363	1,166	810	591	456	406		10 years	1,500	1,261

Short-Term Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.24
Other expenses	0.11	0.11	0.11	0.16	0.14	0.04	0.17
Total annual fund operating expenses	0.66	1.36	0.61	0.66	0.39	0.29	0.66

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.17	0.13	0.17	0.16	0.16	0.17	0.13
Total annual fund operating expenses	1.42	0.88	0.67	0.66	0.41	0.42	1.38
Expense reimbursement	—	—	—	—	—	0.07[2]	—
Total annual fund operating expenses after expense reimbursement	1.42	0.88	0.67	0.66	0.41	0.35	1.38

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.27	0.19	0.13	0.19	0.09	0.04
Total annual fund operating expenses	1.38	1.12	0.94	0.63	0.44	0.34	0.29

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3 Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$316	$238	$311	$67	$40	$30	$316	$245	$90	$317	$67	$42	$36	$140
3 years	456	431	440	211	125	93	456	449	281	459	211	132	128	437
5 years	609	745	582	368	219	163	609	776	488	614	368	230	228	755
10 years	1,052	1,443	993	822	493	368	1,052	1,215	1,084	1,064	822	518	523	1,657

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$140	$114	$96	$64	$45	$35	$30		1 year	$138	$145
3 years	437	356	300	202	141	109	93		3 years	431	449
5 years	755	617	520	351	246	191	163		5 years	745	776
10 years	1,657	1,363	1,155	786	555	431	368		10 years	1,443	1,215

2. The “Annual fund operating expenses” table and the information under the heading “Example” in the “Fees and expenses of the fund” summary section of the prospectus for American Funds Emerging Markets Bond Fund is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[3]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.24
Other expenses	0.21	0.21	0.20	0.22	0.20	0.09	0.25
Total annual fund operating expenses	0.97	1.67	0.91	0.93	0.66	0.55	0.95

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[3]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.25	0.20	0.25	0.27	0.22	0.16	0.20
Total annual fund operating expenses	1.71	1.16	0.96	0.98	0.68	0.62	1.66
Expense reimbursement	—	—	—	—	—	0.02[2]	0.02[2]
Total annual fund operating expenses after expense reimbursement	1.71	1.16	0.96	0.98	0.68	0.60	1.64

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[3]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.34	0.23	0.22	0.19	0.25	0.12	0.09
Total annual fund operating expenses	1.55	1.29	1.18	0.90	0.71	0.58	0.55
Expense reimbursement	—	0.01[2]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.55	1.28	1.18	0.90	0.71	0.58	0.55
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$470	$270	$341	$95	$67	$56	$444	$274	$118	$345	$100	$69	$61	$167
3 years	672	526	533	296	211	176	642	539	368	548	312	218	197	521
5 years	891	907	741	515	368	307	857	928	638	768	542	379	344	900
10 years	1,520	1,790	1,342	1,143	822	689	1,476	1,546	1,409	1,399	1,201	847	772	1,964

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$158	$130	$120	$92	$73	$59	$56		1 year	$170	$174
3 years	490	408	375	287	227	186	176		3 years	526	539
5 years	845	707	649	498	395	324	307		5 years	907	928
10 years	1,845	1,556	1,432	1,108	883	726	689		10 years	1,790	1,546

3. The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the American Funds Multi-Sector Income Fund prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Damien J. McCann President	3 years	Partner – Capital Fixed Income Investors
Kirstie Spence Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Scott Sykes Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Shannon Ward Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Xavier Goss Vice President	Less than 1 year	Vice President – Capital Fixed Income Investors

4. The information under the heading “The Capital SystemSM” in the “Management and organization” section of the American Funds Multi-Sector Income Fund prospectus is amended in its entirety to read as follows:

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Damien J. McCann	Investment professional for 22 years, all with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Kirstie Spence	Investment professional for 26 years, all with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Scott Sykes	Investment professional for 21 years in total, 17 years with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Shannon Ward	Investment professional for 30 years in total, 5 years with Capital Research and Management Company or affiliate	3 years	Serves as a fixed income portfolio manager
Xavier Goss	Investment professional for 19 years in total; 1 year with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a fixed income portfolio manager

Keep this supplement with your prospectus.

Lit. No. MFGEBS-515-0522P Printed in USA CGD/UW/10039-S88303

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ATTACHED SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ATTACHED ENGLISH LANGUAGE SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT ARE A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY